June 10, 1998

Reference: Accession Number: 0000950109-98-003497
           CIK: 0000901238
           Company: Rhode Island Municipals Portfolio
           File Number: 811-07650

An incorrect N-30D EDGAR filing was transmitted, accepted and disseminated on May 27, 1998 for the above registrant.

Please disregard this erroneous filing.

Rhode Island Municipals Portfolio
Eaton Vance